Other Income/Expenses - Summary of Employee Benefits Expenses (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee benefits expense [line items]
Total	₽ 43,801	₽ 39,599	₽ 42,539
Cost of sales [member]
Employee benefits expense [line items]
Wages and salaries	21,519	20,591	19,806
Social security costs	6,887	6,438	5,909
Post-employment benefits	130	142	126
Selling and distribution expenses [member]
Employee benefits expense [line items]
Wages and salaries	3,784	3,686	4,029
Social security costs	999	973	1,015
Administrative and other operating expenses [member]
Employee benefits expense [line items]
Wages and salaries	8,444	6,259	9,510
Social security costs	₽ 2,038	₽ 1,510	₽ 2,144